CONDENSED BALANCE SHEETS - USD ($)	Oct. 31, 2016	Jul. 31, 2016	Jul. 31, 2015
CURRENT ASSETS
Cash	$ 6,021	$ 2,573
Total Current Assets	6,021	2,573	0
LONG TERM ASSETS
Investment in mineral property	66,001	51,000
TOTAL ASSETS	72,022	53,573	0
CURRENT LIABILITIES
Accounts payable and accrued interest	142,955	120,750	110,204
Due to related parties	17,750	17,500	24,590
Promissory Note Payable	121,500	141,500	21,500
Derivative liabilities	1,959,897	1,600,752
Convertible notes payable (net of unamortized discounts of $455,701 and $326,590 respectively, and net of deferred charges of $110,833 and $123,586 respectively)	264,174	73,949	116,000
Total Current Liabilities	2,506,276	1,954,451	272,294
TOTAL LIABILITIES	2,506,276	1,954,451	272,294
STOCKHOLDER'S DEFICIT
Common stock 500,000,000 shares authorized, at $0.001 par value; 103,096,935 shares issued and outstanding as of October 31, 2016, and July 31, 2016	103,097	103,097	677
Additional paid in capital	24,432,978	24,432,977	378,189
Accumulated deficit	(26,970,329)	(26,436,952)	(651,160)
Total Stockholders' Deficiency	(2,434,254)	(1,900,878)	(272,294)
TOTAL LIABILITIES AND STOCKHOLDER'S DEFICIT	$ 72,022	$ 53,573	$ 0